22. LEASES PAYABLE (Details 3) R$ in Thousands	Dec. 31, 2020 BRL (R$)
LeaseLiabilitiesLineItems [Line Items]
Up to 2023 Average discount rate	0.1079
2024-2030 Average discount rate	12.27%
2031-2034 Average discount rate	12.58%
2035 and beyond Average discount rate	12.75%
2022 [member]
LeaseLiabilitiesLineItems [Line Items]
Up to 2023	R$ 122,323
2024-2030	94,763
2031-2034	291,479
2035 and beyond	95,480
Total	R$ 604,045
Projected inflation	3.10%
2023 [member]
LeaseLiabilitiesLineItems [Line Items]
Up to 2023	R$ 23,732
2024-2030	94,763
2031-2034	291,479
2035 and beyond	95,480
Total	R$ 505,454
Projected inflation	3.75%
2024 [member]
LeaseLiabilitiesLineItems [Line Items]
2024-2030	R$ 78,823
2031-2034	291,479
2035 and beyond	95,480
Total	R$ 465,782
Projected inflation	3.97%
2025 [member]
LeaseLiabilitiesLineItems [Line Items]
2024-2030	R$ 52,132
2031-2034	291,479
2035 and beyond	95,479
Total	R$ 439,090
Projected inflation	4.06%
2026 to 2030 [member]
LeaseLiabilitiesLineItems [Line Items]
2024-2030	R$ 76,074
2031-2034	817,631
2035 and beyond	477,394
Total	R$ 1,371,099
Projected inflation	4.25%
2026 to 2030 [member]
LeaseLiabilitiesLineItems [Line Items]
2031-2034	R$ 386,057
2035 and beyond	1,631,886
Total	R$ 2,017,943
Projected inflation	4.25%